Unaudited Condensed Consolidated Statement of Changes in Equity In Thousands, except Share data	Total USD ($)	Total CNY	Share capital [Member] USD ($)	Share capital [Member] CNY	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY	Treasury Stock [Member] USD ($)	Treasury Stock [Member] CNY	Accumulated Other Comprehensive Income [Member] USD ($)	Accumulated Other Comprehensive Income [Member] CNY	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY	Non-controlling Interests [Member] USD ($)	Non-controlling Interests [Member] CNY
Balance at Mar. 31, 2012		1,235,627		50		865,654				26,057		310,973		32,893
Balance, shares at Mar. 31, 2012		73,140,147		73,140,147
Net income	9,750	61,269										55,788		5,481
Other comprehensive income		(22,374)								(22,352)				(22)
Repurchase of shares		(72,675)						(72,675)
Repurchase of shares, shares								(4,076,055)
Balance at Sep. 30, 2012	$ 191,230	1,201,847	$ 8	50	$ 137,737	865,654	$ (11,564)	(72,675)	$ 589	3,705	$ 58,358	366,761	$ 6,102	38,352
Balance, shares at Sep. 30, 2012	69,064,092		73,140,147				(4,076,055)